Financial Instruments - Summary of Maximum Exposure to Credit Risk for Trade and Subscriber Receivables, Other Assets and Cash and Cash Equivalent Arising from Sales Transactions Including those Classified as Due from Related Parties (Detail) - TRY (₺)
₺ in Thousands
	Dec. 31, 2020	Dec. 31, 2019
Cost [member] | Other assets [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	₺ 17,936,712	₺ 15,447,992
Cost [member] | Other assets [member] | Not past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,188,078	13,395,590
Cost [member] | Other assets [member] | Less Than 30 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	296,758	383,085
Cost [member] | Other assets [member] | Less Than 60 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	62,726	109,594
Cost [member] | Other assets [member] | Less Than 90 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	45,682	134,229
Cost [member] | Other assets [member] | Less Than 120 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	36,112	74,380
Cost [member] | Other assets [member] | Less Than 150 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	31,368	63,995
Cost [member] | Other assets [member] | Less Than 3 years Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	727,462	807,941
Cost [member] | Other assets [member] | 3-4 years [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	290,736	299,149
Cost [member] | Other assets [member] | 4-5 years [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	257,790	180,029
Cost [member] | Contract assets [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,105,409	948,950
Cost [member] | Contract assets [member] | Not past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,105,409	948,950
Cost [member] | Other Assets From Financial Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,116,646	2,605,758
Cost [member] | Other Assets From Financial Services [Member] | Not past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,798,720	2,065,573
Cost [member] | Other Assets From Financial Services [Member] | Less Than 30 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	109,724	239,942
Cost [member] | Other Assets From Financial Services [Member] | Less Than 60 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	22,023	50,513
Cost [member] | Other Assets From Financial Services [Member] | Less Than 90 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,714	25,239
Cost [member] | Other Assets From Financial Services [Member] | Less Than 120 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,021	11,345
Cost [member] | Other Assets From Financial Services [Member] | Less Than 150 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,044	10,755
Cost [member] | Other Assets From Financial Services [Member] | Less Than 3 years Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	157,821	200,867
Cost [member] | Other Assets From Financial Services [Member] | 3-4 years [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,479	1,524
Cost [member] | Other Assets From Financial Services [Member] | 4-5 years [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,100
Accumulated impairment [member] | Other assets [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(627,380)	(627,578)
Accumulated impairment [member] | Other assets [member] | Not past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(71,273)	(22,884)
Accumulated impairment [member] | Other assets [member] | Less Than 30 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5,042)	(5,013)
Accumulated impairment [member] | Other assets [member] | Less Than 60 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3,148)	(8,284)
Accumulated impairment [member] | Other assets [member] | Less Than 90 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3,726)	(9,497)
Accumulated impairment [member] | Other assets [member] | Less Than 120 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5,334)	(12,666)
Accumulated impairment [member] | Other assets [member] | Less Than 150 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5,947)	(11,415)
Accumulated impairment [member] | Other assets [member] | Less Than 3 years Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(250,393)	(243,399)
Accumulated impairment [member] | Other assets [member] | 3-4 years [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(163,799)	(177,160)
Accumulated impairment [member] | Other assets [member] | 4-5 years [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(118,718)	(137,260)
Accumulated impairment [member] | Contract assets [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5,243)	(4,690)
Accumulated impairment [member] | Contract assets [member] | Not past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5,243)	(4,690)
Accumulated impairment [member] | Other Assets From Financial Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(154,548)	(163,500)
Accumulated impairment [member] | Other Assets From Financial Services [Member] | Not past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11,483)	(15,773)
Accumulated impairment [member] | Other Assets From Financial Services [Member] | Less Than 30 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,192)	(2,780)
Accumulated impairment [member] | Other Assets From Financial Services [Member] | Less Than 60 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(407)	(859)
Accumulated impairment [member] | Other Assets From Financial Services [Member] | Less Than 90 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(204)	(452)
Accumulated impairment [member] | Other Assets From Financial Services [Member] | Less Than 120 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3,483)	(5,466)
Accumulated impairment [member] | Other Assets From Financial Services [Member] | Less Than 150 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3,146)	(5,036)
Accumulated impairment [member] | Other Assets From Financial Services [Member] | Less Than 3 years Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(128,084)	(131,645)
Accumulated impairment [member] | Other Assets From Financial Services [Member] | 3-4 years [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5,449)	₺ (1,489)
Accumulated impairment [member] | Other Assets From Financial Services [Member] | 4-5 years [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	₺ (1,100)